Long-term debt	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Long-term debt
13.
Long-term debt

This note provides information about the contractual terms of the Group’s interest-bearing long-term debt, which is measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign exchange currency and liquidity, see note 25.

	As at	As at
	December 31, 2024	December 31, 2023
Non-current liabilities
Unsecured revolving facilities	275,054	22,166
Unsecured term loan	199,609	-
Unsecured senior notes	1,652,742	1,652,049
Conditional sales contracts	178,052	31,278
Other long-term debt	3,971	4,338
	2,309,428	1,709,831

Current liabilities
Current portion of unsecured debenture	-	151,023
Current portion of conditional sales contracts	93,087	22,974
Current portion of other long-term debt	366	354
	93,453	174,351

Terms and conditions of outstanding long-term debt are as follows:

					2024		2023
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	CORRA + 1.50%	2026	370,000	255,812	30,400	21,239
Unsecured revolving facility	a	USD	SOFR + 1.50%	2026	19,310	19,242	1,000	927
Unsecured term loan	a	USD	6.07%	2027	200,000	199,609	-	-
Unsecured debenture	b	CAD	3.32% - 4.22%	2024	-	-	200,000	151,023
Unsecured senior notes	c	USD	2.89% - 5.64%	2026- 2038	255,000	254,631	255,000	254,376
Unsecured senior notes	c	USD	3.15% - 3.50%	2029- 2036	500,000	499,273	500,000	499,100
Unsecured senior notes	c	USD	2.87% - 3.55%	2029- 2034	200,000	199,719	200,000	199,665
Unsecured senior notes	c	USD	3.50% - 3.80%	2032- 2037	200,000	199,846	200,000	199,808
Unsecured senior notes	c	USD	6.27%- 7.11%	2028- 2043	500,000	499,273	500,000	499,100
Conditional sales contracts	d	Mainly CAD	1.45% - 7.40%	2025-2027	390,766	271,139	71,847	54,252
Other long-term debt		USD	3.04%	2027	4,337	4,337	4,692	4,692
						2,402,881		1,884,182

The table below summarizes changes to the long-term debt:

	Note	2024	2023
Balance at beginning of year		1,884,182	1,315,757
Proceeds from long-term debt		500,000	575,000
Business combinations	5	314,670	4,808
Repayment of long-term debt		(536,700)	(41,371)
Net increase in revolving facilities		261,783	25,242
Amortization of deferred financing fees		2,170	1,337
Effect of movements in exchange rates		(159,433)	41,322
Effect of movements in exchange rates - debt
designated as net investment hedge		136,209	(37,913)
Balance at end of year		2,402,881	1,884,182

a)
Unsecured revolving credit facility and unsecured term loan

On March 22, 2024, the Group amended its revolving credit facility, including the addition of a $500.0 million term loan and an extension. Under the new amendment, the revolving credit facility was extended to March 22, 2027. The new agreement also provides the Company with a non-revolving term loan for $500.0 million maturing in 1 to 3 years, $100.0 million each in year one and year two and $300.0 million in year three. Based on certain ratios, the interest rate on the term loan is the sum of SOFR, plus an applicable margin, which can vary between 128 basis points and 190 basis points. The applicable margin on the credit facility is 1.65% at December 31, 2024. Deferred financing fees of $1.3 million were recognized on the increase. The amendment also includes the adoption of the Canadian Interest Rate Benchmark Reform, resulting in the replacement of the banker’s acceptance rate in Canada with the Canadian Overnight Repo Rate Average (CORRA), a measure of the cost of overnight general collateral funding in Canadian Dollars using Government of Canada treasury bills and bonds as collateral for repurchase transactions. The change did not have a material impact on the Group’s financial statements.

During the year ended December 31, 2024, the Group repaid, without penalty, $300 million of its term loan.

The revolving credit facility is unsecured and can be extended annually. The Group’s revolving facilities have a total size of $904.9 million (December 31, 2023 - $951.4 million). The agreement provides an additional $175.0 million of credit availability (CAD $245 million and USD $5 million). The additional credit is available under certain conditions under the Group’s syndicated revolving credit agreement. As of December 31, 2024, the credit facility’s interest rate on CAD denominated debt was 5.10% (2023 – 6.58%) and on USD denominated debt was 6.83% (2023 – 6.60%).

The debt issuances described above are subject to certain covenants regarding the maintenance of financial ratios. The Group was in compliance with these financial covenants at year-end (see note 25(f)).

b)
Unsecured debenture

The unsecured debenture has matured in December 2024 and was carrying an interest rate between 3.32% and 4.22% (2023 – 3.32% to 4.22%) depending on certain ratios. As of December 31, 2023, the debenture’s effective rate was 3.32%.

c)
Unsecured senior notes

This loan takes the form of senior notes each carrying an interest rate and maturity date as detailed in the table above. These notes may be prepaid at any time prior to maturity date, in part or in total, at 100% of the principal amount and the make-whole amount determined at the prepayment date with respect to such principal amount.

On October 13, 2023, the Company received $500 million in proceeds from the issuance of new debts taking the form of unsecured senior notes consisting of five tranches, with terms from 5 to 20 years and bearing fixed interest rates between 6.27% and 7.11%. Deferred financing fees of $1.2 million were recognized as a result of the transaction.

On August 21, 2023, the Company received $75 million in proceeds from the issuance of new debts taking the form of unsecured senior notes consisting of two tranches, $50 million and $25 million, maturing on August 19, 2035 and 2038, bearing fixed interest rates of 5.56% and 5.64%, respectively. Deferred financing fees of $0.1 million were recognized as a result of the transaction.

The debt issuances described above are subject to certain covenants regarding the maintenance of financial ratios. The Group was in compliance with these covenants at year-end (see note 25(f)).

d)
Conditional sales contracts

Conditional sales contracts are secured by certain rolling stock having a carrying value of $246.1 million (December 31, 2023 - $89.6 million,) (see note 8).

e)
Principal installments of long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	-	276,040	-	276,040
Unsecured term loan	-	200,000	-	200,000
Unsecured senior notes	-	665,000	990,000	1,655,000
Conditional sales contracts	93,087	175,327	2,726	271,140
Other long-term debt	366	3,971	-	4,337
	93,453	1,320,338	992,726	2,406,517